COMMITMENTS AND CONTINGENCIES (Details)					3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 30, 2018 m²	Oct. 16, 2017	Oct. 16, 2017 USD ($)	Nov. 11, 2013 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2021 USD ($)	Nov. 11, 2018 m²
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Rent expenses					$ 80,725	$ 148,922	$ 246,680	$ 445,148	$ 593,707
Base rent for 2018			$ 15,231	$ 15,231
Base rent for 2020			$ 15,231	$ 15,231
Sublease began	Nov. 01, 2018
Sublease end	Feb. 28, 2021
Security deposit									$ 28,577
Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Security deposit												$ 28,577
Maximum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lease Term									14 years
Lease Agreements [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of square feet (in Square Meters) | m²													5,858
Lease Agreements [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Expiration date		Dec. 31, 2020
Lease Term				3 years
687 North Pastoria Avenue, Sunnyvale, California [Member] | Maximum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Base rent											$ 2,929
Lessee, Operating Lease, Liability, to be Paid, Year One											$ 9,079
North Pastoria Lease [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Rent expenses									$ 170,148	$ 170,151
Gibraltar Sublease [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of square feet (in Square Meters) | m²	21,982
Rent expenses									$ 312,301	$ 52,050